Condensed consolidated cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Operating profit before tax	£ 4,318	£ 3,585
Adjustments for non-cash and other items	774	350
Net cash flows from trading activities	5,092	3,935
Changes in operating assets and liabilities	1,163	2,088
Net cash flows from operating activities before tax	6,255	6,023
Income taxes paid	(1,057)	(906)
Net cash flows from operating activities	5,198	5,117
Net cash flows from investing activities	(7,375)	(7,896)
Net cash flows from financing activities	(4,026)	418
Effects of exchange rate changes on cash and cash equivalents	(244)	391
Net decrease in cash and cash equivalents	(6,447)	(1,970)
Cash and cash equivalents at beginning of period	95,433	104,845
Cash and cash equivalents at end of period	£ 88,986	£ 102,875